Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 146,068	$ 138,619
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	14.78%	15.78%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 79,066	$ 70,282
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 118,875	$ 108,785
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	12.03%	12.38%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 59,299	$ 35,141
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	4.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 89,304
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	9.02%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 44,475
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 118,875	$ 108,785
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	9.84%	9.42%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 48,314	$ 46,197
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 137,572	$ 128,311
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	13.98%	14.78%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 78,718	$ 69,430
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 98,398	$ 86,788
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 128,808	$ 119,212
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	13.09%	13.74%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 59,039	$ 34,715
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	4.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 78,718	$ 52,073
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	8.00%	6.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 128,808
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	13.09%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 44,279
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Amount	$ 63,959
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Ratio (as a percent)	6.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 128,808	$ 119,212
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.73%	10.42%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 48,025	$ 45,784
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 60,031	$ 57,230
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%